UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------

Check here if Amendment []: Amendment Number:
                                             ---------------

       This Amendment (Check only one):            [] is a restatement.
                                                   [] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Anchorage Capital Group, L.L.C.
Address:   610 Broadway, 6th Floor
           New York, NY  10012


Form 13F File Number: 028-11711
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Ulrich
Title:  Chief Executive Officer of Anchorage Capital Group, L.L.C.
Phone:  212-432-4600

Signature, Place and Date of Signing:

        /s/ Kevin Ulrich             New York, New York       November 14, 2012
---------------------------------  -----------------------    -----------------
           [Signature]                  [City, State]              [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              21
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Form 13F Information Table Value Total:          $1,354,455
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                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


                                                            ANCHORAGE CAPITAL GROUP, L.L.C.
                                                              FORM 13F INFORMATION TABLE
                                                           Quarter Ended September 30, 2012

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                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
ALLIANT TECHSYSTEMS INC      COM              018804104   11,946    238,400 SH  PUT  SOLE                   238,400
AMERICAN INTL GROUP INC      COM NEW          026874784  136,898  4,175,000 SH       SOLE                 4,175,000
CENTRAL PAC FINL CORP        COM NEW          154760409  135,322  9,463,095 SH       SOLE                 9,463,095
DELPHI AUTOMOTIVE PLC        SHS              G27823106   97,034  3,130,120 SH       SOLE                 3,130,120
DORAL FINL CORP              COM NEW          25811P886    4,247  4,515,185 SH       SOLE                 4,515,185
EXPRESS SCRIPTS HLDG CO      COM              30219G108   75,156  1,200,000 SH  CALL SOLE                 1,200,000
FAIRPOINT COMMUNICATIONS INC COM NEW          305560302   19,408  2,567,208 SH       SOLE                 2,567,208
FORD MTR CO DEL              COM PAR $0.01    345370860   61,625  6,250,000 SH  CALL SOLE                 6,250,000
GENERAL MTS CO               *W EXP 07/10/201 37045V118   15,911  1,154,638 SH       SOLE                 1,154,638
GENERAL MTS CO               *W EXP 07/10/201 37045V126    9,537  1,154,638 SH       SOLE                 1,154,638
HAMPTON ROADS BANKSHARES INC COM NEW          409321502   63,598 42,398,582 SH       SOLE                42,398,582
LEAR CORP                    COM NEW          521865204   11,333    299,900 SH       SOLE                   299,900
LOUISIANA PAC CORP           COM              546347105   34,375  2,750,000 SH       SOLE                 2,750,000
NORTEK INC                   COM NEW          656559309   74,854  1,367,698 SH       SOLE                 1,367,698
SAFEWAY INC                  COM NEW          786514208   48,423  3,009,500 SH  PUT  SOLE                 3,009,500
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605  116,925  7,500,000 SH  PUT  SOLE                 7,500,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103  298,018  2,070,000 SH  PUT  SOLE                 2,070,000
SPIRIT AIRLS INC             COM              848577102   26,575  1,555,900 SH       SOLE                 1,103,200        452,700
STERLING FINL CORP WASH      COM NEW          859319303      962     43,200 SH       SOLE                    43,200
SUN BANCORP INC              COM              86663B102   28,512  8,460,421 SH       SOLE                 8,460,421
SYNOVUS FINL CORP            COM              87161C105   83,796 35,357,000 SH       SOLE                35,357,000